Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,216,381,768.64
Previously Paid Amount	0.00
Total Fee Amount	582,282.32
Total Offset Amount	0.00
Net Fee	$ 582,282.32